Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Auditor Remuneration [Line Items]
Audit services fees	£ 11,238	£ 9,935	£ 8,944
Other services fees	803	3,009	3,844
Total services	13,672	14,809	14,998
British Telecommunications plc [Member]
Auditor Remuneration [Line Items]
Audit services fees	5,372	4,271	3,871
Subsidiaries [Member]
Auditor Remuneration [Line Items]
Audit services fees	5,866	5,664	5,073
Audit Related Assurance Services [Member]
Auditor Remuneration [Line Items]
Other services fees	1,631	1,865	2,210
Tax Compliance Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees		366	412
Tax Advisory Services [Member]
Auditor Remuneration [Line Items]
Taxation services fees		111	156
Other Assurance Services [Member]
Auditor Remuneration [Line Items]
Other services fees	211	200	1,611
All Other Non Audit Services [Member]
Auditor Remuneration [Line Items]
Other services fees	£ 592	£ 2,332	£ 1,665